Assets Held for Sale and Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023		Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 195,305	[1]	$ 299,824
Cost of sales	146,840	[1]	192,668
Changes in fair value of inventory and biological assets sold	57,671	[1]	80,741
Unrealized gain on changes in fair value of biological assets	(38,477)	[1]	(134,588)
General and administration expenses	81,416	[1]	92,222
Sales and marketing	38,684	[1]	51,937
Acquisition costs	5,608	[1]	5,326
Research and development	3,780	[1]	3,572
Depreciation	31,600		34,200
Finance costs	29,535	[1]	14,186
Foreign exchange	(7,773)	[1]	436
Impairment of property, plant and equipment	14,069	[1]	4,244
Other losses (gains)	4,942	[1]	(29,089)
Current tax	3,167	[1]	1,109
Deferred tax	(18,351)	[1]	(1,663)
Loss on disposal of discontinued operations	0		2,411
Net expenses from discontinued operations	23,190		10,706
Net loss from discontinued operations, net of tax	(21,910)	[1]	(10,281)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	1,280		425
Cost of sales	2,838		6,205
Changes in fair value of inventory and biological assets sold	(184)		5,449
Unrealized gain on changes in fair value of biological assets	4,348		(4,411)
General and administration expenses	1,748		1,887
Sales and marketing	791		502
Acquisition costs	30		0
Research and development	1,141		301
Depreciation			(350)
Depreciation	405
Interest expense	0		193
Finance costs	61		(523)
Foreign exchange	1,798		55
Impairment of property, plant and equipment	8,180		85
Impairment of goodwill	1,920		0
Other losses (gains)	167		(1,191)
Current tax	0		93
Deferred tax	$ (53)		$ 0

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).